Operating Segments - Summary of Bank's Financial Results by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Canada [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 4	$ 117
Peru [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	7	10
Other International [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	158	181
Caribbean And Central America [Member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	90	46
Chile [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 9	$ 15